Bank Loans - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MYR (RM)
Debt Instrument [Line Items]
Financing credit facilities, amount	¥ 4,503,352,000		$ 345,000	RM 248,000,000
Unused loan facilities for bank borrowings	¥ 400,000,000		$ 30,000	RM 0
Weighted average interest rate on short-term bank loans	6.82%	7.00%	6.82%	6.82%
Weighted average interest rate on long-term bank loans	7.13%	7.87%	7.13%	7.13%
Breach of loan	¥ 0	¥ 0
Secured Debt | Bank Borrowings | Restricted Cash
Debt Instrument [Line Items]
Loan facility amount	54,692,000
Secured Debt | Bank Borrowings | Accounts Receivable
Debt Instrument [Line Items]
Loan facility amount	543,220,000
Secured Debt | Bank Borrowings | Property and Equipment
Debt Instrument [Line Items]
Loan facility amount	2,666,108,000
Secured Debt | Bank Borrowings | Land Use Rights
Debt Instrument [Line Items]
Loan facility amount	¥ 115,017,000
Secured Debt | Standby Letter of Credit | Bank Borrowings
Debt Instrument [Line Items]
Loan facility amount | $			$ 150,000
Secured Debt | Standby Letter of Credit | Bank Borrowings | Two Loan Facilities
Debt Instrument [Line Items]
Financing credit facilities, amount | $			$ 120,000
Minimum
Debt Instrument [Line Items]
Loan agreements, term	1 year
Maximum
Debt Instrument [Line Items]
Loan agreements, term	7 years